Derivative Instruments and Hedging Activities - Additional Information (Detail) gal in Millions, $ in Millions	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($) derivative	Nov. 30, 2012 USD ($)	Dec. 31, 2014 USD ($) $ / gal gal	Sep. 30, 2015 USD ($) $ / gal	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / gal gal	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate swaps terminated		$ 7.0
Increase in net interest expense						$ 0.0	$ 0.0	$ 0.2
Number of interest rate cap agreements | derivative	4
Premium recorded in other assets	$ 5.0							5.0
Amortization of option interest rate cap premium				$ 1.5	$ 1.9	$ 2.1	1.3	0.0
Expiration year of contract						2016
Change in fair value of derivative instruments			$ 27.3	(8.7)	0.0	$ 27.3	$ 0.0	$ 0.0
Interest Rate Caps [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amortization of option interest rate cap premium				1.5	$ 1.9
Notional amounts of the contracts			$ 1,102.9	$ 797.1		1,102.9
Fuel Commodity Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Change in fair value of derivative instruments						$ 27.3
Fuel Commodity Derivatives [Member] | Minimum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged strike prices range | $ / gal			2.20	2.2		2.20
Fuel Commodity Derivatives [Member] | Maximum [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged strike prices range | $ / gal			2.84	2.84		2.84
Fuel Commodity Derivative Maturing in 2015 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Commodity volume hedged | gal			23.8			23.8
Fuel Commodity Derivative Maturing in 2016 [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Commodity volume hedged | gal			13.4			13.4